Financial guarantee liabilities and financial guarantee assets	12 Months Ended
Dec. 31, 2023
Financial guarantee liabilities and financial guarantee assets
Financial guarantee liabilities and financial guarantee assets

11.Financial guarantee liabilities and financial guarantee assets

(i) Financial guarantee liabilities

The following table sets forth the financial guarantee liabilities movement activities for the years ended December 31, 2021, 2022 and 2023.

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	20,260	13,736	6,914
Fair value of financial guarantee liabilities upon the inception of new loans	20,511	2,840	—
Release of financial guarantee liabilities	(27,035)	(9,662)	(6,871)
Balance at the end of the year	13,736	6,914	43

(ii) Financial guarantee assets, net

The financial guarantee assets, net consist of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Short-term:
Short-term financial assets receivable	6,914	43
Allowance for credit losses	(434)	—
Short-term financial assets receivable, net	6,480	43

11.Financial guarantee liabilities and financial guarantee assets (Continued)

The movement of the allowance for credit losses for the years ended December 31, 2021, 2022 and 2023 consist of the following:

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the year	992	605	434
Reversal	(387)	(171)	(434)
Balance at end of the year	605	434	—